     As filed with the Securities and Exchange Commission on April 30, 2003


                                             1933 Act Registration No. 333-52965
                                              1940 Act Registration No. 811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]


                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 13 [ X ]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]



                             Amendment No. 14 [ X ]


                                UBS MONEY SERIES
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000


                              AMY R. DOBERMAN, ESQ.
                      UBS GLOBAL ASSET MANAGEMENT (US) INC.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006
                            Telephone: (202) 261-3300


Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to Rule 485(b)
[X] On May 1, 2003 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(1)
[ ] On             pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On             pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Shares of Beneficial Interest of LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund.

[UBS LOGO]




LIR Premier Money Market Fund
LIR Premier Tax-Free Money Market Fund

Prospectus

May 1, 2003






















This prospectus offers shares of these money market funds through firms that have arrangements with Correspondent Services Corporation and certain other financial services firms for the benefit of their clients.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

             -----------------------------------------------------
                FDIC insured. May lose value. No bank guarantee.
             -----------------------------------------------------

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


Contents



THE FUNDS

What every investor should know about the funds
LIR Premier Money Market Fund ...................... Page 3
LIR Premier Tax-Free Money Market Fund ............. Page 6
More About Risks and Investment Strategies ......... Page 9


YOUR INVESTMENT

Information for managing your fund account
     Managing Your Fund Account .................... Page 10
     --Buying Shares ............................... Page 10
     --Selling Shares .............................. Page 11
     --Additional Information ...................... Page 13
     --Pricing and Valuation ....................... Page 13


ADDITIONAL INFORMATION

Additional important information about the funds
     Management .................................... Page 14
     Dividends and Taxes ........................... Page 15
     Financial Highlights .......................... Page 16
     Where to learn more about the funds ........... Back Cover


         --------------------------------------------------------------
          THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.
         --------------------------------------------------------------


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2                                                    UBS Global Asset Management

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LIR Premier Money Market Fund
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


FUND OBJECTIVE

High level of current income consistent with the preservation of capital and the maintenance of liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.


Money market instruments are short-term debt obligations and similar securities. They also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.


UBS Global Asset Management (US) Inc. ("UBS Global AM"), the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when interest rates rise and its yield will tend to lag behind prevailing rates.

o Foreign Investing Risk--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."




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UBS Global Asset Management                                                  3

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LIR Premier Money Market Fund
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PERFORMANCE


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.


For the periods prior to January 21, 2000, the bar chart and table reflect the performance of the fund's predecessor, Correspondent Cash Reserves Money Market Portfolio, a series of The Infinity Mutual Funds, Inc.


The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN


[GRAPHIC OMITTED]

2.48%   3.45%   5.24%   4.72%   4.77%   4.75%   4.40%   5.62%   3.62%    1.07%
-------------------------------------------------------------------------------
1993    1994    1995    1996    1997    1998    1999    2000    2001     2002

Best quarter during years shown: 4th quarter, 2000 - 1.46%
Worst quarter during years shown: 4th quarter, 2002 - 0.21%




AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



One Year .....................................................       1.07%
Five Years ...................................................       3.88%
Ten Years ....................................................       4.00%
Life of Fund (5/20/91) .......................................       3.98%




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4                                                    UBS Global Asset Management


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LIR Premier Money Market Fund
--------------------------------------------------------------------------------


EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)        None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) ............       None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees .....................................................................       0.20%
Distribution and/or Service (12b-1) Fees ............................................       0.60%
Other Expenses ......................................................................       0.10%
                                                                                           -----
Total Annual Fund Operating Expenses* ...............................................       0.90%
                                                                                           =====


----------

* UBS Global AM has voluntarily agreed to waive a portion of its management fees to the extent that the fund's total annual fund operating expenses would exceed, on an annual basis, 0.90% of the fund's average daily net assets. The fund has agreed to repay UBS Global AM for any reimbursed expenses if, within three years of such reimbursement, it can do so without causing the fund's expenses in any of those three years to exceed 0.90%. The fund's actual total annual fund operating expenses were 0.89%. Due to the repayment by the fund of expenses previously waived by UBS Global AM, the total annual fund operating expenses listed in the table above were 0.90%. UBS Global AM expects that the waiver will continue indefinitely, although UBS Global AM may modify or discontinue the waiver at any time with 30 days' prior notice to the fund. In any year in which the total annual fund operating expenses exceed 0.90%, the waiver lowers the fund's expense ratio and increases overall return to investors.



EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             1 year          3 years        5 years        10 years
            --------        ---------      ---------      ---------
               $91             $284           $493          $1,096



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UBS Global Asset Management                                                  5

LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


FUND OBJECTIVE

High level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality, municipal money market instruments.



Money market instruments are short-term debt obligations and similar securities. They also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests primarily in money market instruments that are exempt from federal income tax. Under normal circumstances, the fund will invest at least 80% of its net assets in investments the income from which is exempt from federal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.


UBS Global AM, the fund's investment advisor, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by an investment in the fund are:

o Credit Risk--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o Interest Rate Risk--The value of the fund's investments generally will fall when interest rates rise and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


PERFORMANCE


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

For the periods prior to January 21, 2000 the bar chart and table reflect the performance of the fund's predecessor, Correspondent Cash Reserves Tax Free Money Market Portfolio, a series of The Infinity Mutual Funds, Inc.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN (1997 WAS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

[GRAPHIC OMITTED]

   2.90%        2.83%        2.53%          3.45%         2.06%        0.78%
--------------------------------------------------------------------------------
   1997         1998         1999           2000          2001         2002

Best quarter during years shown: 4th quarter, 2000 - 0.91%
Worst quarter during years shown: 1st & 3rd quarters, 2002 - 0.18%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



One Year .......................................................       0.78%
Five Years .....................................................       2.33%
Life of Fund (10/7/96) .........................................       2.44%



--------------------------------------------------------------------------------
UBS Global Asset Management                                                  7


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LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)        None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) ............       None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees .....................................................................       0.20%
Distribution and/or Service (Rule 12b-1) Fees .......................................       0.60%
Other Expenses ......................................................................       0.24%
                                                                                           -----
Total Annual Fund Operating Expenses ................................................       1.04%
                                                                                           =====
Expense Reimbursements/Fee Waivers* .................................................       0.36%
                                                                                           -----
Net Expenses* .......................................................................       0.68%
                                                                                           =====


----------

* The fund, UBS Global AM and CSC have entered into a written expense reimbursement/fee waiver agreement. CSC is contractually obligated to waive 0.17% of the fund's Rule 12b-1 fees through December 31, 2003, making the effective rate of these fees 0.43%. UBS Global AM is also contractually obligated to reimburse the fund to the extent that the fund's expenses through the end of its fiscal year ending December 31, 2003 otherwise would exceed the 'Net Expenses' rate shown above. The fund has agreed to repay UBS Global AM for any reimbursed expenses if, within three years of such reimbursement, it can do so without causing the fund's expenses in any of those three years to exceed 0.68%.



EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except for the one-year period when the fund's expenses are lower due to its reimbursement/fee waiver agreement with UBS Global AM and CSC. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



            1 year        3 years        5 years        10 years
           --------      ---------      ---------      ----------
              $69          $295            $539          $1,238




--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


MORE ABOUT RISKS AND INVESTMENT STRATEGIES


PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.


ADDITIONAL RISKS

Political Risk. Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of LIR Premier Tax-Free Money Market Fund's dividends. These developments could also cause the value of this fund's municipal money market instruments to fall.

Structured Security Risk. The funds may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity, yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, a fund could suffer a loss. Structured securities represent a growing portion of the municipal securities markets.


ADDITIONAL INVESTMENT STRATEGIES


Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds' investment strategies are designed to comply with these requirements.


UBS Global AM may use a number of professional money management techniques to respond to


--------------------------------------------------------------------------------
UBS Global Asset Management                                                  9

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------

changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying a fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

During adverse market conditions, LIR Premier Tax-Free Money Market Fund may temporarily invest in cash or taxable money market instruments. These investments may not be consistent with achieving the fund's investment objective during the relatively short periods that they are held.


MANAGING YOUR FUND ACCOUNT


BUYING SHARES


The funds offer their shares only to clients of certain securities dealers (e.g., correspondent firms) that have securities clearing or other arrangements with Correspondent Services Corporation or certain other financial services firms. These clients include qualified retirement plans and individual retirement accounts. You must buy shares through your Investment Representative at your correspondent firm or other financial services firm.


You may buy shares of the funds at the net asset value per share on the same business day after receipt and acceptance of the purchase order by the transfer agent, subject to timely receipt of the purchase order and federal funds for the purchase as provided below. You can place a purchase order through your Investment Representative by presenting him or her with a check made out to your correspondent firm, your financial services firm or CSC. Your correspondent firm or other financial services firm is then responsible for timely depositing that check and crediting your account so that payment is swept into a fund.

Your purchase order must be received by the transfer agent by noon, Eastern time, and federal funds must be available to the funds by 4:00 p.m., Eastern time, on a business day for your purchase to be effective.

Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to a fund through its custodian. A business day is any day that the funds' custodian, their transfer agent, UBS Global AM and your correspondent (or other financial services) firm's office(s) are all open for business.

Federal funds are deemed available to a fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. Your correspondent (or other financial services) firm, CSC or their affiliates may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

Each fund's shares are sold at net asset value. However, under a Rule 12b-1 plan adopted by the funds, the funds pay a fee for services and expenses relating to the sale and distribution of the funds' shares and/or for providing shareholder services. Because these fees are


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


paid from the funds' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The funds pay Rule 12b-1 plan fees at the following rates based on average daily net assets:

LIR Premier Money Market Fund ................................   0.60  %
LIR Premier Tax-Free Money Market Fund .......................   0.43%*

----------

* This is the effective rate resulting from CSC's contractual waiver, through December 31, 2003, of 0.17% of its 0.60% Rule 12b-1 plan fee.


The funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of fund shares. The availability of fund shares to customers of correspondent firms or other financial services firms may vary depending on the arrangements between CSC and those firms.


BUYING SHARES AUTOMATICALLY

All free cash credit balances (that is, immediately available funds) of over $1.00 in your brokerage account at your correspondent firm or other financial services firm (including proceeds from securities you have sold) are automatically invested in the fund you selected as your primary sweep money market fund on a daily basis for settlement the next business day, when federal funds normally are available. For cash balances arising from the sale of securities in your brokerage account, federal funds availability can sometimes take longer.

Fund shares will be purchased only after debits and other charges to your brokerage account are satisfied.


MINIMUM INVESTMENTS


To open an Individual Retirement
   Account (IRA) ................................................      $25
To open any other (non-IRA) account .............................   $1,000
To add to an account ............................................     None


The funds may change their minimum investment requirements at any time.

Correspondent firms or other participating financial services firms may establish higher minimums for their customers. Your Investment Representative at your correspondent firm or other financial services firm is responsible for transmitting orders in a timely manner and may have an earlier cut-off time for purchase and sale requests. Speak with your Investment Representative for more information on minimum investments.


SELLING SHARES

You may sell your fund shares by check or through the funds' systematic withdrawal plan. Your fund shares will also be sold automatically to settle any outstanding securities purchases or debits to your linked or associated brokerage account, unless you instruct your Investment Representative otherwise.

You may request sales proceeds at any time by following the instructions related to your account at


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 11

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


your correspondent firm or other financial services firm. Your correspondent firm or other financial services firm is responsible for transmitting the sales order to the transfer agent and crediting your account on a timely basis. The funds will not accept requests to sell shares by wire or telephone from you or your financial institution. Your Investment Representative may charge a fee for transmitting the sales order. Please contact your Investment Representative if you have questions about sales order requirements or closing your account.


SELLING BY CHECK

You may sell your fund shares by using a check drawn on your fund account. You may obtain a supply of checks from the transfer agent or by contacting your Investment Representative. When the transfer agent receives the check for payment, the transfer agent will arrange for the sale of a sufficient amount of fund shares to cover the amount of the check. You will continue to receive dividends until the transfer agent receives the check.

You will not receive canceled checks, but you may request photocopies of canceled checks. If you have insufficient funds in your account to cover a check you have written, the payee will receive a returned check. You should not attempt to sell all the shares in your account by writing a check because the amount of fund shares is likely to change each day as you earn dividends. You may not close your account by check.

The transfer agent may impose charges for specially imprinted checks, business checks, stop payment orders, copies of canceled checks and checks returned for insufficient funds. You will pay these charges through automatic sales of an appropriate number of your fund shares.

You may obtain the necessary forms for the checkwriting service from your Investment Representative. This service generally is not available to persons who own fund shares through any sub-account or tax-deferred retirement plan account.


SELLING SHARES AUTOMATICALLY

CSC has instituted an automatic sales procedure applicable to fund shareholders. CSC may use this procedure if you have outstanding amounts due as a result of securities purchases or other transactions. CSC may review your securities account each business day prior to noon, Eastern time, and automatically sell a sufficient number of fund shares to satisfy any outstanding amounts due from your account. This procedure will occur on the business day prior to the day you are obligated to make a payment. Your correspondent firm or other financial services firm will receive these sales proceeds on the day following the sales date.


SYSTEMATIC WITHDRAWAL PLAN

You may receive automatic payments from your account on a monthly, quarterly or semi-annual basis if you maintain a minimum $1,000 balance in your fund account. The minimum withdrawal is $50. Ordinarily, sales proceeds will be on deposit in your designated account at an Automatic Clearing House member bank two business days after the withdrawal. You may request that payment be made by check to yourself or a third party. You, your correspondent firm (or other financial services firm), the transfer agent or a fund may request that your participation in the systematic withdrawal plan end at any time.

If you are a retirement plan participant, you may be eligible for participation in the systematic withdrawal plan. Such withdrawals are generally taxable as


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


ordinary income. Generally, withdrawals from an eligible benefit plan will be taxable as ordinary income and withdrawals will be subject to an additional tax equal to 10% of the amount distributed (unless the withdrawals are used to pay certain higher education expenses and certain acquisition costs of first time home buyers) if made prior to the time the participant:


o reaches age 59 1/2;


o becomes permanently disabled; or

o reaches at least age 55 and is separated from service of the employer who sponsored the plan.

Please contact your Investment Representative for more information on the systematic withdrawal plan.


ADDITIONAL INFORMATION

It costs the funds money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $1,000. This requirement will be waived for IRA accounts.

If you want to sell shares that you purchased recently, a fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

Each fund's shares are bought and sold without charge to the shareholder. Correspondent firms or other financial services firms buying or holding shares for their client accounts may charge clients for cash management and other services provided in connection with their accounts.

You should consider the terms of your account with your correspondent firm or other financial services firm before purchasing shares. A correspondent firm or other financial services firm buying or selling shares on your behalf is responsible for transmitting orders to the transfer agent in accordance with its shareholder agreements and the procedures noted above.


PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00 per share, although this value is not guaranteed.

The net asset value per share for each fund typically is determined once each business day at noon, Eastern time. Your price for buying or selling your shares will be the net asset value that is next calculated after a fund accepts your order.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                 13

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


MANAGEMENT



INVESTMENT ADVISOR

UBS Global Asset Management (US) Inc. ("UBS Global AM"), a Delaware corporation located at 51 West 52nd Street, New York, New York, 10019-6114, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of February 28, 2003, UBS Global AM had approximately $74.3 billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $403 billion in assets under management as of December 31, 2002. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.



ADVISORY FEES

The contractual rate for each fund's annual advisory and administration fees payable to UBS Global AM is 0.20% of its average daily net assets.


--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


DIVIDENDS AND TAXES


DIVIDENDS

The funds declare dividends daily and pay them monthly. The funds distribute any net short-term capital gain annually, but may make more frequent distributions if necessary to maintain their share price at $1.00 per share.


You will receive dividends in additional shares of a fund. Shares earn dividends on the day they are purchased but not on the day they are sold.


TAXES


Dividends from LIR Premier Tax-Free Money Market Fund generally are not subject to federal income tax. A portion (generally less than 20%) of the dividends may be an item of tax preference for purposes of the alternative minimum tax.



The dividends that you receive from LIR Premier Money Market Fund generally are subject to federal income tax and are expected to be taxed as ordinary income.

If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

Each fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain on the sale of your fund shares so long as the funds maintain a share price of $1.00.


Each fund is required to withhold 30% (29% after January 1, 2004) of all taxable dividends payable to any individuals and certain other noncorporate shareholders who


o have not provided the funds or their correspondent firm (or other financial services firm) with

    -- correct taxpayer identification number on Form W-9 (for U.S. citizens and resident aliens) or

    -- a properly completed claim for exemption on Form W-8 (for nonresident aliens and other foreign entities), or

o are otherwise subject to backup withholding.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                 15

LIR Premier Money Market Fund             LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions).


The information in the financial highlights for the years ended December 31, 2002, 2001 and 2000 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' Annual Report to Shareholders. The information in the financial highlights for the periods ended December 31, 1999 and 1998 was audited by other auditors whose report indicated an unqualified opinion. The funds' Annual Report may be obtained without charge by calling 1-800-442 3809.



--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

LIR Premier Money Market Fund
--------------------------------------------------------------------------------

Financial Highlights



                                                                 LIR Premier Money Market Fund
                                      ---------------------------------------------------------------------------
                                                               For the Years Ended December 31,
                                      ---------------------------------------------------------------------------
                                           2002             2001             2000#        1999           1998
                                      -------------    -------------    ------------ -------------  -------------
Net asset value, beginning of
 year .........................           $ 1.00            $ 1.00         $ 1.00        $ 1.00         $ 1.00
                                          -------           -------        -------       -------        -------
Net investment income .........            0.011             0.036          0.055         0.043          0.047
Dividends from net investment
 income .......................           (0.011)           (0.036)        (0.055)       (0.043)        (0.047)
                                          -------           -------        -------       -------        -------
Net asset value, end of year ..           $ 1.00            $ 1.00         $ 1.00        $ 1.00         $ 1.00
                                          ========          =======        =======       =======        =======
Total investment return(1) ....             1.07 %            3.62 %         5.62 %        4.40 %         4.75 %
                                          ========          =======        =======       =======        =======
Ratios/Supplemental data:
Net assets, end of year (000's)       $2,121,799        $2,041,492     $2,126,119    $1,778,330     $1,387,903
Expenses to average net assets,
 net of waivers/
 reimbursements from and
 recoupments to affiliates ....             0.90 %            0.90 %         0.90 %        0.92 %         0.93 %
Expenses to average net assets,
 before waivers/
 reimbursements from and
 recoupments to affiliates ....             0.89 %+           0.96 %         0.95 %        1.03 %         1.04 %
Net investment income to
 average net assets, net of
 waivers/reimbursements
 from and recoupments to
 affiliates ...................             1.05 %            3.58 %         5.48 %        4.32 %         4.64 %
Net investment income to
 average net assets, before
 waivers/reimbursements
 from and recoupments to
 affiliates ...................             1.06 %+           3.52 %         5.43 %        4.21 %         4.53%


----------

 # The financial highlights for periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.

 + For the year ended December 31, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the fund, not to exceed the fund's expense cap of 0.90%.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

LIR Premier Tax-Free Money Market Fund
--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS



                                                                  LIR Premier Tax-Free Money Market Fund
                                            ----------------------------------------------------------------------------------
                                                                     For the Years Ended December 31,
                                            ----------------------------------------------------------------------------------
                                                 2002             2001             2000#            1999             1998
                                            --------------   --------------   --------------   --------------   --------------
Net asset value, beginning of
 year ...................................         $1.00             $1.00          $1.00             $1.00            $1.00
                                                 ------            ------         ------            ------           ------
Net investment income ...................         0.008             0.020          0.034             0.025            0.028
Dividends from net investment
 income .................................        (0.008)           (0.020)        (0.034)           (0.025)          (0.028)
                                                 ------            ------         ------            ------           ------
Net asset value, end of year ............         $1.00             $1.00          $1.00             $1.00            $1.00
                                                 ======            ======         ======            ======           ======
Total investment return(1) ..............          0.78%             2.06%          3.45%             2.53%            2.83%
                                                 ======            ======         ======            ======           ======
Ratios/Supplemental data:
Net assets, end of year (000's) .........      $111,225          $132,911       $134,353          $109,701         $102,821
Expenses to average net assets,
 net of waivers/reimbursements
 from service providers .................          0.68%             0.68%          0.69%             0.74%            0.71%
Expenses to average net assets,
 before waivers/reimbursements
 from service providers .................          1.04%             1.09%          0.98%             1.05%            1.02%
Net investment income to
 average net assets, net of
 waivers/reimbursements from
 service providers ......................          0.77%             2.03%          3.38%             2.50%            2.79%
Net investment income to
 average net assets, before
 waivers/reimbursements from
 service providers ......................          0.41%             1.62%          3.09%             2.19%            2.48%


----------

 # The financial highlights for periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Tax Free Money Market Portfolio, which reorganized into LIR Premier Tax-Free Money Market Fund on that date.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported.


--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TICKER SYMBOL:

 LIR Premier Money Market Fund:                                         ICCXX
 LIR Premier Tax-Free Money Market Fund:                                CTFXX

If you want more information about the funds, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in their annual and semi-annual reports to shareholders.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.


You may discuss your questions about the funds by contacting your Investment Representative. You may obtain free copies of the funds' annual and semi-annual reports and their SAI by contacting the funds directly at 1-800-442 3809.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the funds:


o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.


UBS Money Series
--LIR Premier Money Market Fund
--LIR Premier Tax-Free Money Market Fund
Investment Company Act File No. 811-8767

(Copyright) 2003 UBS Global Asset Management (US) Inc.
All rights reserved.




[UBS LOGO]




LIR
PREMIER MONEY MARKET FUND
TAX-FREE MONEY MARKET FUND


PROSPECTUS




May 1, 2003

                          LIR PREMIER MONEY MARKET FUND
                     LIR PREMIER TAX-FREE MONEY MARKET FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114


                       STATEMENT OF ADDITIONAL INFORMATION


     LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund are professionally managed money market funds organized as diversified series of UBS Money Series, a Delaware statutory trust ("Trust").


     The funds' investment advisor, administrator and principal underwriter is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG.


     Portions of the Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-800-442 3809.


     This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated May 1, 2003. A copy of the Prospectus may be obtained by calling your investment professional or by calling the funds toll-free 1-800-442 3809. This SAI is dated May 1, 2003.



                               TABLE OF CONTENTS




                                                                         PAGE
                                                                        -----
The Funds and Their Investment Policies .............................     2
The Funds' Investments, Related Risks and Limitations ...............     3
Organization of the Trust; Trustees and Officers; Principal Holders
 and Management Ownership of Securities .............................    13
Compensation Table ..................................................    27
Investment Advisory, Administration and Principal Underwriting
 Arrangements .......................................................    28
Portfolio Transactions ..............................................    31
Additional Purchase and Redemption Information; Service
 Organizations ......................................................    32
Valuation of Shares .................................................    33
Performance Information .............................................    33
Taxes ...............................................................    36
Other Information ...................................................    38
Financial Statements ................................................    39

                    THE FUNDS AND THEIR INVESTMENT POLICIES

     Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

     Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.


     Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that a fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar denominated obligations of foreign issuers.

     LIR PREMIER MONEY MARKET FUND'S investment objective is to provide a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The fund invests in a diversified portfolio of money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the issuer has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

     The fund may invest up to 10% of its net assets in illiquid securities.
The fund may purchase securities on a when-issued or delayed delivery basis.
The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow, including borrowing through reverse repurchase agreements, up to 15% of the value of its total assets for temporary purposes. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies.

     LIR PREMIER TAX-FREE MONEY MARKET FUND'S investment objective is to provide a high level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity. Under normal circumstances, the fund will invest at least 80% of its net assets in investments the income from which is exempt from federal income tax. This policy may not be changed without shareholder approval. In addition, under normal circumstances, the fund may invest only up to 20% of its net assets in Municipal Securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax. Municipal Securities are for these purposes money market instruments issued by states, municipalities, public authorities and other issuers, the interest on which is exempt from federal income tax. Municipal Securities include (1) municipal commercial paper, (2) municipal bonds and notes, and (3) variable and floating rate municipal securities.

     The Fund will interpret these new policies as if the following phrase appeared immediately after the words "net assets" "(plus the amount of any borrowings for investment purposes)."

     Municipal bonds include private activity bonds ("PABs"), moral obligation bonds, municipal lease obligations and certificates of participation therein and put bonds. The interest on most PABs is an item of tax preference for purposes of the federal alternative minimum tax ("AMT"). See "The Funds' Investments, Related Risks and Limitations--Types of Municipal Securities" for more information about municipal bonds.

     In addition, when UBS Global AM believes that there is an insufficient supply of Municipal Securities or during other unusual market conditions, the fund may temporarily hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent the fund holds cash, such cash would not earn income and would reduce the fund's yield.

     The fund may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest on which is paid from revenues of similar types of projects such as mass transit or water and sewer works or securities whose issuers are located in the same state. As a result of such investments, the fund's yield may be more affected by factors pertaining to the economy of the relevant governmental issuer and other factors specifically affecting the ability of issuers of such securities to meet their obligations.

     The fund may invest up to 10% of its net assets in illiquid securities.
The fund may purchase securities on a when-issued or delayed delivery basis.
The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow, including borrowing through reverse repurchase agreements, up to 15% of its total assets for temporary purposes. The costs associated with borrowing may reduce the fund's net income. See "Investment Limitations of the Funds" for more information regarding borrowings. The fund may invest in the securities of other investment companies.


             THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by nationally recognized statistical rating organizations ("rating agencies") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced.

     First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two rating agencies, (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality. If a security in a fund's portfolio ceases to be a First Tier Security or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax and (when available) the AMT are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither LIR Premier Tax-Free Money Market Fund nor UBS Global AM will review the proceedings relating to the issuance of municipal securities or the basis for these opinions. An issuer's obligations under its municipal securities are subject to the bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal securities held by the fund or the exempt-interest dividends received by the fund's shareholders, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of and interest on their municipal securities may be materially and adversely affected.

     U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The funds also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. The funds may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. For LIR Premier Money Market Fund, such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Certain municipal securities also are structured as asset-backed securities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The funds may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the funds may purchase variable and floating rate securities of other issuers, and LIR Premier Tax-Free Money Market Fund may purchase variable and floating rate securities of municipal issuers, including tender option bonds. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The funds will purchase variable and floating rate securities of non- U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements."

     Generally, a fund may exercise demand features (1) upon a default subject to the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.


     AUCTION RATE AND REMARKETED PREFERRED STOCK. The funds may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The funds' investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Funds' Investments, Related Risks and Limitations--Investments in Other Investment Companies."


     VARIABLE AMOUNT MASTER DEMAND NOTES. LIR Premier Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     INVESTING IN FOREIGN SECURITIES. LIR Premier Money Market Fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

     CREDIT AND LIQUIDITY ENHANCEMENTS. The funds may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when it wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities (including certificates of participation) other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. To the extent a fund invests in illiquid securities, it may not be able to liquidate such investments readily and may have to sell other investments if necessary to raise cash to meet its obligations.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a 'safe harbor' from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Brinson Advisors monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities comes to exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of liquid and illiquid securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

     In making determinations as to the liquidity of municipal lease obligations, UBS Global AM will distinguish between direct investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established means of securitization, UBS Global AM does not believe that investing in such securities presents the same liquidity issues as direct investments in municipal lease obligations.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. Each fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks and securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will designate cash or liquid securities on the books of its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     COUNTERPARTIES. Each fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties which each fund does business.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.


     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Funds' Investments, Related Risks and Limitations--Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See also "The Funds' Investments, Related Risks and Limitations--Auction Rate and Remarketed Preferred Stock."


     INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments,
(2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

     LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


     Pursuant to procedures adopted by the board governing each fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebber(SM)"*), another wholly-owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber and other affiliated broker-dealers have also been approved as borrowers under the funds' securities lending program.


     SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transactions.

     TYPES OF MUNICIPAL SECURITIES. LIR Premier Tax-Free Money Market Fund may invest in a variety of Municipal Securities, as described below:

     Municipal Bonds. Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" bonds, which are normally issued by special purpose authorities. For these bonds, a government unit is regarded as morally obligated to support

----------
*     UBS PaineWebber is a service mark of UBS AG.

payment of the debt service, which is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.

     Municipal Lease Obligations. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The fund generally invests in municipal lease obligations through certificates of participation.

     Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, they ordinarily are backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

     Certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, the fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

     Private Activity Bonds ("PABs"). PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the user of the facilities being financed. To the extent the fund invests in certain PABs, shareholders generally will be required to include a portion of their exempt-interest dividends from the fund in calculating their liability for the AMT. See "Taxes" below. The fund may invest more than 25% of its assets in PABs, consistent with its policy of not investing more than 20% of its total assets in securities subject to the AMT.

     Participation Interests. Participation interests are interests in municipal bonds, including PABs and floating and variable rate obligations, that are owned by financial institutions. These interests carry a demand feature permitting the holder to tender them back to the financial institution, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the financial institution. The credit standing of such financial institution affects the credit quality of the participation interests.

     A participation interest gives the fund an undivided interest in a municipal bond owned by a financial institution. The fund has the right to sell the instruments back to the financial institution. As discussed above under "The Funds' Investments, Related Risks and Limitations--Credit and Liquidity Enhancements," to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a financial institution, such payment may be subject to the financial institution's ability to satisfy that commitment. UBS Global AM will monitor the pricing, quality and liquidity of the participation interests held by the fund and the credit standing of financial institutions issuing letters of credit or guarantees supporting such participation interests on the basis of published financial information, reports of rating services and financial institution analytical services.

     Put Bonds. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

     If the put is a "one time only" put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts after the first put, the bond will be held as long as, in the judgment of UBS Global AM, it is in the best interest of the fund to do so. There is no assurance that the issuer of a put bond acquired by the fund will be able to repurchase the bond upon the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer or to a third party.

     Tender Option Bonds. Tender option bonds are long-term municipal bonds sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the "tender option"). The fund may invest in bonds with tender options that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal bonds, and may be subject to other conditions. Therefore, the fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

     Tax-Exempt Commercial Paper and Short-Term Municipal Notes. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

     Mortgage Subsidy Bonds. The fund also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and "moral obligation" bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of such bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).

     STAND-BY COMMITMENTS. LIR Premier Tax-Free Money Market Fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.

     LIR Premier Tax-Free Money Market Fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of UBS Global AM, present minimal credit risk. The fund's right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by the fund, although it may sell the underlying securities to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by the fund will be valued at zero in determining net asset value. Whether the fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the commitment is held by the fund.

     TEMPORARY AND DEFENSIVE INVESTMENTS. When UBS Global AM believes that there is an insufficient supply of municipal securities or that other circumstances warrant a defensive posture, LIR Premier

Tax-Free Money Market Fund may hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent the fund holds cash, such cash would not earn income and would reduce the fund's yield.


INVESTMENT LIMITATIONS OF THE FUNDS

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation number 3, the funds will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     Each fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     With respect to LIR Premier Tax-Free Money Market Fund, the following interpretation applies to, but is not a part of, fundamental limitation (1):
Each state, territory and possession of the United States (including the District of Columbia and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of a PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

     (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not a part of, this fundamental restriction: a fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     In addition, with respect to the LIR Premier Tax-Free Money Market Fund, under normal circumstances, the fund will invest at least 80% of its net assets in investments the income from which is exempt from federal income tax.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     Each fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (5) invest more than 10% of its net assets in illiquid securities.

     In addition, with respect to the LIR Premier Tax-Free Money Market Fund, under normal circumstances, the fund may invest only up to 20% of its net assets in Municipal Securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     The Trust was organized on April 29, 1998, as a statutory trust under the laws of Delaware and currently has five series. The Trust has authority to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The Trust is governed by a board of trustees which oversees operations and each of whom serve an indefinite term of office. The table below shows, for each trustee (sometimes referred to as "board members") and executive officers of the Trust, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee's or officer's principal occupations during the last five years, the number of portfolios in the UBS Family of Funds overseen by the trustee or officer, and other directorships held by such trustee or officer.



                                                 TERM OF
                                 POSITION(S)     OFFICE+
                                     HELD       AND LENGTH                              NUMBER OF PORTFOLIOS         OTHER
                                   WITH THE         OF       PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS, AND AGE         TRUST      TIME SERVED     DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
------------------------------- ------------- ------------- ------------------------- ------------------------ ----------------
INTERESTED TRUSTEES

Margo N. Alexander*++; 56          Trustee    Since 1998    Mrs. Alexander is an      Mrs. Alexander is a      None
                                                            executive vice            director or trustee of
                                                            president of UBS          20 investment
                                                            PaineWebber (since        companies
                                                            March 1984). She          (consisting of 41
                                                            was chief executive       portfolios) for which
                                                            officer of UBS            UBS Global AM or
                                                            Global AM from            one of its affiliates
                                                            January 1995 to           serves as investment
                                                            October 2000, a           advisor, sub-advisor
                                                            director (from            or manager.
                                                            January 1995 to
                                                            September 2001)
                                                            and chairman (from
                                                            March 1999 to
                                                            September 2001).

E. Garrett Bewkes, Jr.*++; 76    Trustee and  Since 1998    Mr. Bewkes serves         Mr. Bewkes is a          Mr. Bewkes is
                                   Chairman                 as a consultant to        director or trustee of   also a director
                                    of the                  UBS PaineWebber           34 investment            of Interstate
                                   Board of                 (since May 1999).         companies                Bakeries
                                   Trustees                 Prior to November         (consisting of 55        Corporation.
                                                            2000, he was a            portfolios) for which
                                                            director of               UBS Global AM or
                                                            PaineWebber Group         one of its affiliates
                                                            Inc. ("PW Group,"         serves as investment
                                                            formerly the holding      advisor, sub-advisor
                                                            company of UBS            or manager.
                                                            PaineWebber and
                                                            UBS Global AM)
                                                            and prior to 1996, he
                                                            was a consultant to
                                                            PW Group. Prior to
                                                            1988, he was
                                                            chairman of the
                                                            board, president and
                                                            chief executive
                                                            officer of American
                                                            Bakeries Company.

                                            TERM OF
                            POSITION(S)     OFFICE+
                                HELD       AND LENGTH                              NUMBER OF PORTFOLIOS         OTHER
                              WITH THE         OF       PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
  NAME, ADDRESS, AND AGE       TRUST      TIME SERVED     DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
-------------------------- ------------- ------------- ------------------------- ------------------------ ----------------
INDEPENDENT TRUSTEES

Richard Q. Armstrong; 67      Trustee    Since 1998    Mr. Armstrong is          Mr. Armstrong is a       Mr. Armstrong
R.Q.A. Enterprises                                     chairman and              director or trustee of   is also a
One Old Church Road--                                  principal of R.Q.A.       20 investment            director of
Unit #6                                                Enterprises               companies                AlFresh
Greenwich, CT 06830                                    (management               (consisting of 41        Beverages
                                                       consulting firm)          portfolios) for which    Canada, Inc.
                                                       (since April 1991         UBS Global AM or         (a Canadian
                                                       and principal             one of its affiliates    Beverage
                                                       occupation since          serves as investment     subsidiary of
                                                       March 1995).              advisor, sub-advisor     AlFresh Foods
                                                       Mr. Armstrong was         or manager.              Inc.) (since
                                                       chairman of the                                    October 2000).
                                                       board, chief
                                                       executive officer and
                                                       co-owner of
                                                       Adirondack
                                                       Beverages (producer
                                                       and distributor of
                                                       soft drinks and
                                                       sparkling/still
                                                       waters) (from
                                                       October 1993 to
                                                       March 1995). He
                                                       was a partner of The
                                                       New England
                                                       Consulting Group
                                                       (management
                                                       consulting firm)
                                                       (from December
                                                       1992 to September
                                                       1993). He was
                                                       managing director of
                                                       LVMH U.S.
                                                       Corporation (U.S.
                                                       subsidiary of the
                                                       French luxury goods
                                                       conglomerate, Louis
                                                       Vuitton Moet
                                                       Hennessey
                                                       Corporation) (from
                                                       1987 to 1991) and
                                                       chairman of its wine
                                                       and spirits
                                                       subsidiary,
                                                       Schieffelin &
                                                       Somerset Company
                                                       (from 1987 to 1991).

                                           TERM OF
                           POSITION(S)     OFFICE+
                               HELD       AND LENGTH                              NUMBER OF PORTFOLIOS         OTHER
                             WITH THE         OF       PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
  NAME, ADDRESS, AND AGE      TRUST      TIME SERVED     DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
------------------------- ------------- ------------- ------------------------- ------------------------ ----------------
David J. Beaubien; 68        Trustee    Since 1998    Mr. Beaubien is           Mr. Beaubien is a        Mr. Beaubien
101 Industrial Road                                   chairman of Yankee        director or trustee of   is also a
Turners Falls, MA 01376                               Environmental             20 investment            director of
                                                      Systems, Inc., a          companies                IEC
                                                      manufacturer of           (consisting of 41        Electronics,
                                                      meteorological            portfolios) for which    Inc., a
                                                      measuring systems.        UBS Global AM or         manufacturer
                                                      Prior to January          one of its affiliates    of electronic
                                                      1991, he was senior       serves as investment     assemblies.
                                                      vice president of         advisor, sub-advisor
                                                      EG&G, Inc., a             or manager.
                                                      company which
                                                      makes and provides
                                                      a variety of scientific
                                                      and technically
                                                      oriented products
                                                      and services. From
                                                      1985 to January
                                                      1995, Mr. Beaubien
                                                      served as a director
                                                      or trustee on the
                                                      boards of the
                                                      Kidder, Peabody &
                                                      Co. Incorporated
                                                      mutual funds.

                                                TERM OF
                                POSITION(S)     OFFICE+
                                    HELD       AND LENGTH                              NUMBER OF PORTFOLIOS         OTHER
                                  WITH THE         OF       PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
    NAME, ADDRESS, AND AGE         TRUST      TIME SERVED     DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
------------------------------ ------------- ------------- ------------------------- ------------------------ ----------------
Richard R. Burt; 56               Trustee    Since 1998    Mr. Burt is chairman      Mr. Burt is a            Mr. Burt is
1275 Pennsylvania Ave., N.W.                               of Diligence LLC          director or trustee of   also a director
Washington, D.C. 20004                                     (international            20 investment            of Hollinger
                                                           information and           companies                International
                                                           security firm) and        (consisting of 41        (publishing),
                                                           IEP Advisors              portfolios) for which    Inc., HCL
                                                           (international            UBS Global AM or         Technologies
                                                           investments and           one of its affiliates    Ltd., The
                                                           consulting firm). He      serves as investment     Central
                                                           was the chief             advisor, sub-advisor     European
                                                           negotiator in the         or manager.              Fund, Inc. and
                                                           Strategic Arms                                     The Germany
                                                           Reduction Talks                                    Fund, Inc.,
                                                           with the former                                    IGT, Inc.
                                                           Soviet Union (from                                 (provides
                                                           1989 to 1991) and                                  technology to
                                                           the U.S.                                           gaming and
                                                           Ambassador to the                                  wagering
                                                           Federal Republic of                                industry) and
                                                           Germany (from 1985                                 chairman of
                                                           to 1989). From 1991                                Weirton Steel
                                                           to 1994, he served as                              Corp. (makes
                                                           a partner of                                       and finishes
                                                           McKinsey &                                         steel
                                                           Company                                            products). He
                                                           (management                                        is also a
                                                           consulting firm).                                  director or
                                                                                                              trustee of
                                                                                                              funds in the
                                                                                                              Scudder
                                                                                                              Mutual Funds
                                                                                                              Family
                                                                                                              (consisting of
                                                                                                              47 portfolios).

Meyer Feldberg; 61                Trustee    Since 1998    Mr. Feldberg is           Dean Feldberg is a       Dean Feldberg
Columbia University                                        Dean and Professor        director or trustee of   is also a
101 Uris Hall                                              of Management of          34 investment            director of
New York, New York 10027                                   the Graduate School       companies                Primedia Inc.
                                                           of Business,              (consisting of 55        (publishing),
                                                           Columbia University.      portfolios) for which    Federated
                                                           Prior to 1989, he         UBS Global AM or         Department
                                                           was president of the      one of its affiliates    Stores, Inc.
                                                           Illinois Institute of     serves as investment     (operator of
                                                           Technology.               advisor, sub-advisor     department
                                                                                     or manager.              stores),
                                                                                                              Revlon, Inc.
                                                                                                              (cosmetics),
                                                                                                              Select Medical
                                                                                                              Inc.
                                                                                                              (healthcare
                                                                                                              services), and
                                                                                                              SAPPI, Ltd.
                                                                                                              (producer of
                                                                                                              paper).

                                                TERM OF
                                POSITION(S)     OFFICE+
                                    HELD       AND LENGTH                              NUMBER OF PORTFOLIOS         OTHER
                                  WITH THE         OF       PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
    NAME, ADDRESS, AND AGE         TRUST      TIME SERVED     DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
------------------------------ ------------- ------------- ------------------------- ------------------------ ----------------
George W. Gowen; 73               Trustee    Since 1998    Mr. Gowen is a            Mr. Gowen is a           None
666 Third Avenue                                           partner in the law        director or trustee of
New York, New York 10017                                   firm of Dunnington,       34 investment
                                                           Bartholow & Miller.       companies
                                                           Prior to May 1994,        (consisting of 55
                                                           he was a partner in       portfolios) for which
                                                           the law firm of           UBS Global AM or
                                                           Fryer, Ross &             one of its affiliates
                                                           Gowen.                    serves as investment
                                                                                     advisor, sub-advisor
                                                                                     or manager.

William W. Hewitt, Jr.**; 74      Trustee    Since 2001    Mr. Hewitt is             Mr. Hewitt is a          Mr. Hewitt is
c/o UBS Global Asset                                       retired. From 1990        director or trustee of   also a director
Management (US) Inc.                                       to January 1995,          20 investment            or trustee of
51 West 52nd Street                                        Mr. Hewitt served as      companies                the Guardian
New York, New York                                         a director or trustee     (consisting of 41        Life Insurance
10019-6114                                                 on the boards of the      portfolios) for which    Company
                                                           Kidder, Peabody &         UBS Global AM or         Mutual Funds
                                                           Co. Incorporated          one of its affiliates    (consisting of
                                                           mutual funds. From        serves as investment     19 portfolios).
                                                           1986 to 1988, he was      advisor, sub-advisor
                                                           an executive vice         or manager.
                                                           president and
                                                           director of mutual
                                                           funds, insurance and
                                                           trust services of
                                                           Shearson Lehman
                                                           Brothers Inc. From
                                                           1976 to 1986, he was
                                                           president of Merrill
                                                           Lynch Funds
                                                           Distributor, Inc.

Morton L. Janklow; 72             Trustee    Since 2001    Mr. Janklow is            Mr. Janklow is a         None
445 Park Avenue                                            senior partner of         director or trustee of
New York, New York 10022                                   Janklow & Nesbit          20 investment
                                                           Associates, an            companies
                                                           international literary    (consisting of 41
                                                           agency representing       portfolios) for which
                                                           leading authors in        UBS Global AM or
                                                           their relationships       one of its affiliates
                                                           with publishers and       serves as investment
                                                           motion picture,           advisor, sub-advisor
                                                           television and            or manager.
                                                           multi-media
                                                           companies, and of
                                                           counsel to the law
                                                           firm of Janklow &
                                                           Ashley.

                                          TERM OF
                          POSITION(S)     OFFICE+
                              HELD       AND LENGTH                              NUMBER OF PORTFOLIOS         OTHER
                            WITH THE         OF       PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
 NAME, ADDRESS, AND AGE      TRUST      TIME SERVED     DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
------------------------ ------------- ------------- ------------------------- ------------------------ -----------------
Frederic V. Malek; 66       Trustee    Since 1998    Mr. Malek is              Mr. Malek is a           Mr. Malek is
1455 Pennsylvania                                    chairman of Thayer        director or trustee of   also a director
Avenue, N.W.                                         Capital Partners          20 investment            of Aegis
Suite 350                                            (merchant bank) and       companies                Communications,
Washington, D.C. 20004                               chairman of Thayer        (consisting of 41        Inc.
                                                     Hotel Investors III,      portfolios) for which    (tele-services),
                                                     Thayer Hotel              UBS Global AM or         American
                                                     Investors II and          one of its affiliates    Management
                                                     Lodging                   serves as investment     Systems, Inc.
                                                     Opportunities Fund        advisor, sub-advisor     (management
                                                     (hotel investment         or manager.              consulting and
                                                     partnerships). From                                computer
                                                     January 1992 to                                    related
                                                     November 1992, he                                  services),
                                                     was campaign                                       Automatic
                                                     manager of                                         Data
                                                     Bush-Quayle '92.                                   Processing,
                                                     From 1990 to 1992,                                 Inc.
                                                     he was vice                                        (computing
                                                     chairman and, from                                 services), CB
                                                     1989 to 1990, he was                               Richard Ellis,
                                                     president of                                       Inc. (real
                                                     Northwest Airlines                                 estate
                                                     Inc. and NWA Inc.                                  services),
                                                     (holding company of                                Federal
                                                     Northwest Airlines                                 National
                                                     Inc.). Prior to 1989,                              Mortgage
                                                     he was employed by                                 Association,
                                                     the Marriott                                       FPL Group,
                                                     Corporation (hotels,                               Inc. (electric
                                                     restaurants, airline                               services),
                                                     catering and contract                              Manor Care,
                                                     feeding), where he                                 Inc. (health
                                                     most recently was an                               care), and
                                                     executive vice                                     Northwest
                                                     president and                                      Airlines Inc.
                                                     president of Marriott
                                                     Hotels and Resorts.

                                               TERM OF
                               POSITION(S)     OFFICE+
                                   HELD       AND LENGTH                              NUMBER OF PORTFOLIOS         OTHER
                                 WITH THE         OF       PRINCIPAL OCCUPATION(S)       IN FUND COMPLEX       DIRECTORSHIPS
    NAME, ADDRESS, AND AGE        TRUST      TIME SERVED     DURING PAST 5 YEARS       OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
----------------------------- ------------- ------------- ------------------------- ------------------------ ----------------
Carl W. Schafer; 67              Trustee    Since 1998    Mr. Schafer is            Mr. Schafer is a         Mr. Schafer is
66 Witherspoon Street #1100                               president of the          director or trustee of   also a director
Princeton, NJ 08542                                       Atlantic Foundation       20 investment            of Labor
                                                          (charitable               companies                Ready, Inc.
                                                          foundation). Prior to     (consisting of 41        (temporary
                                                          January 1993, he          portfolios) for which    employment),
                                                          was chairman of the       UBS Global AM or         Roadway
                                                          Investment Advisory       one of its affiliates    Corp.
                                                          Committee of the          serves as investment     (trucking),
                                                          Howard Hughes             advisor, sub-advisor     Guardian Life
                                                          Medical Institute.        or manager.              Insurance
                                                                                                             Company
                                                                                                             Mutual Funds
                                                                                                             (consisting of
                                                                                                             19 portfolios),
                                                                                                             the Harding,
                                                                                                             Loevner
                                                                                                             Funds
                                                                                                             (consisting of
                                                                                                             4 portfolios),
                                                                                                             E.I.I. Realty
                                                                                                             Securities
                                                                                                             Trust
                                                                                                             (investment
                                                                                                             company), and
                                                                                                             Frontier Oil
                                                                                                             Corporation.

William D. White; 69             Trustee    Since 2001    Mr. White is retired.     Mr. White is a           None
P.O. Box 199                                              From February 1989        director or trustee of
Upper Black Eddy, PA 18972                                through March 1994,       20 investment
                                                          he was president of       companies
                                                          the National League       (consisting of 41
                                                          of Professional           portfolios) for which
                                                          Baseball Clubs.           UBS Global AM or
                                                          Prior to 1989, he         one of its affiliates
                                                          was a television          serves as investment
                                                          sportscaster for          advisor, sub-advisor
                                                          WPIX-TV, New              or manager.
                                                          York. Mr. White
                                                          served on the Board
                                                          of Directors of
                                                          Centel from 1989 to
                                                          1993 and until
                                                          recently on the
                                                          board of directors of
                                                          Jefferson Banks
                                                          Incorporated,
                                                          Philadelphia, PA.



----------
  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

 **  Address for mailing purposes only.

  +  Each trustee holds office for an indefinite term.

 ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM or its affiliates.

               INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES


                                                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                        ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                                             BY TRUSTEE FOR WHICH UBS GLOBAL AM
                            DOLLAR RANGE OF EQUITY          OR AN AFFILIATE SERVES AS INVESTMENT
         TRUSTEE              SECURITIES IN FUND+             ADVISOR, SUB-ADVISOR OR MANAGER+
------------------------   ------------------------   -----------------------------------------------
INTERESTED TRUSTEES

Margo N. Alexander                  None                               Over $100,000
E. Garrett Bewkes, Jr.              None                               Over $100,000


INDEPENDENT TRUSTEES

Richard Q. Armstrong                None                               Over $100,000
David J. Beaubien                   None                               Over $100,000
Richard R. Burt                     None                              $10,001--$50,000
Meyer Feldberg                      None                               Over $100,000
George W. Gowen                     None                               Over $100,000
William W. Hewitt, Jr.              None                                   None
Morton L. Janklow                   None                              $50,001--$100,000
Frederic V. Malek                   None                              $50,001--$100,000
Carl W. Schafer                     None                               Over $100,000
William D. White                    None                              $10,001--$50,000


----------

+     Information regarding ownership is as of December 31, 2002.





                                            TERM OF OFFICE
                         POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE   WITH THE TRUST     TIME SERVED           DURING PAST 5 YEARS
----------------------- ------------------ --------------- ----------------------------------
OFFICERS

Debbie Baggett*; 44       Vice President     Since 1999    Ms. Baggett is a director and
                                                           portfolio manager of UBS
                                                           Global AM. Ms. Baggett is a
                                                           vice president of four
                                                           investment companies
                                                           (consisting of nine portfolios)
                                                           for which UBS Global AM or
                                                           one of its affiliates serves as
                                                           investment advisor, sub-advisor
                                                           or manager.

Thomas Disbrow*; 37       Vice President     Since 2000    Mr. Disbrow is a director and a
                           and Assistant                   senior manager of the mutual
                             Treasurer                     fund finance department of
                                                           UBS Global AM. Prior to
                                                           November 1999, he was a vice
                                                           president of Zweig/Glaser
                                                           Advisers. Mr. Disbrow is a vice
                                                           president and assistant treasurer
                                                           of 20 investment companies
                                                           (consisting of 41 portfolios) for
                                                           which UBS Global AM or one
                                                           of its affiliates serves as
                                                           investment advisor, sub-advisor
                                                           or manager.

                                                 TERM OF OFFICE
                              POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS, AND AGE      WITH THE TRUST     TIME SERVED           DURING PAST 5 YEARS
---------------------------- ------------------ --------------- ----------------------------------
Amy R. Doberman*; 41           Vice President     Since 2000    Ms. Doberman is a managing
                                and Secretary                   director and general counsel of
                                                                UBS Global AM. From
                                                                December 1997 through July
                                                                2000, she was general counsel of
                                                                Aeltus Investment
                                                                Management, Inc. Prior to
                                                                working at Aeltus,
                                                                Ms. Doberman was assistant
                                                                chief counsel of the SEC's
                                                                Division of Investment
                                                                Management. Ms. Doberman is
                                                                vice-president and assistant
                                                                secretary of UBS
                                                                Supplementary Trust and five
                                                                investment companies
                                                                (consisting of 43 portfolios) and
                                                                a vice president and secretary of
                                                                20 investment companies
                                                                (consisting of 41 portfolios) for
                                                                which UBS Global AM or one
                                                                of its affiliates serves as
                                                                investment advisor, sub-advisor
                                                                or manager.

Kris L. Dorr*; 39              Vice President     Since 1998    Ms. Dorr is a director and
                                                                portfolio manager in the
                                                                short-term strategies group of
                                                                UBS Global AM. Ms. Dorr is
                                                                vice president of one investment
                                                                company (consisting of five
                                                                portfolios) for which UBS
                                                                Global AM or one of its
                                                                affiliates serves as investment
                                                                advisor, sub-advisor or manager.

Elbridge T. Gerry III*; 45     Vice President     Since 1999    Mr. Gerry is a managing
                                                                director--fixed income of UBS
                                                                Global AM. Mr. Gerry is a vice
                                                                president of six investment
                                                                companies (consisting of 11
                                                                portfolios) for which UBS
                                                                Global AM or one of its
                                                                affiliates serves as investment
                                                                advisor, sub-advisor or manager.

                                               TERM OF OFFICE
                            POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS, AND AGE     WITH THE TRUST     TIME SERVED           DURING PAST 5 YEARS
-------------------------- ------------------ --------------- -----------------------------------
David M. Goldenberg*; 36     Vice President     Since 2002    Mr. Goldenberg is an executive
                              and Assistant                   director and deputy general
                                Secretary                     counsel of UBS Global AM.
                                                              From 2000-2002 he was director,
                                                              legal affairs at Lazard Asset
                                                              Management. Mr. Goldenberg
                                                              was global director of
                                                              compliance for SSB Citi Asset
                                                              Management Group from
                                                              1998-2000. He was associate
                                                              general counsel at Smith Barney
                                                              Asset Management from
                                                              1996-1998. Prior to working at
                                                              Smith Barney Asset
                                                              Management, Mr. Goldenberg
                                                              was branch chief and senior
                                                              counsel in the SEC's Division of
                                                              Investment Management. Mr.
                                                              Goldenberg is vice president
                                                              and secretary of UBS
                                                              Supplementary Trust and five
                                                              investment companies
                                                              (consisting of 43 portfolios); and
                                                              a vice president and assistant
                                                              secretary of 19 investment
                                                              companies (consisting of 40
                                                              portfolios) for which UBS
                                                              Global AM or one of its
                                                              affiliates serves as investment
                                                              advisor, sub-advisor or manager.

Kevin J. Mahoney*; 37        Vice President     Since 1999    Mr. Mahoney is a director and a
                              and Assistant                   senior manager of the mutual
                                Treasurer                     fund finance department of
                                                              UBS Global AM. Prior to April
                                                              1999, he was the manager of the
                                                              mutual fund internal control
                                                              group of Salomon Smith
                                                              Barney. Mr. Mahoney is a vice
                                                              assistant treasurer of 20
                                                              investment companies
                                                              (consisting of 41 portfolios) for
                                                              which UBS Global AM or one
                                                              of its affiliates serves as
                                                              investment advisor, sub-advisor
                                                              or manager.

                                                 TERM OF OFFICE
                              POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS, AND AGE      WITH THE TRUST     TIME SERVED           DURING PAST 5 YEARS
---------------------------- ------------------ --------------- ----------------------------------
Michael H. Markowitz**; 38     Vice President     Since 2001    Mr. Markowitz is an executive
                                                                director, portfolio manager and
                                                                head of U.S. short duration
                                                                fixed income of UBS Global
                                                                AM. He is also an executive
                                                                director and portfolio manager
                                                                of UBS Global AM (Americas),
                                                                an affiliate of UBS Global AM.
                                                                Mr. Markowitz is a vice
                                                                president of five investment
                                                                companies (consisting of 25
                                                                portfolios) for which UBS
                                                                Global AM or one of its
                                                                affiliates serves as investment
                                                                advisor, sub-advisor or manager.

Susan P. Ryan*; 43             Vice President     Since 1999    Ms. Ryan is an executive
                                                                director and a portfolio
                                                                manager of UBS Global AM.
                                                                Ms. Ryan is a vice president of
                                                                five investment companies
                                                                (consisting of 13 portfolios) for
                                                                which UBS Global AM or one
                                                                of its affiliates serves as
                                                                investment advisor, sub-advisor
                                                                or manager.

                                             TERM OF OFFICE
                          POSITION(S) HELD   AND LENGTH OF         PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE    WITH THE TRUST     TIME SERVED            DURING PAST 5 YEARS
------------------------ ------------------ --------------- ------------------------------------
Robert Sabatino**; 29      Vice President     Since 2001    Mr. Sabatino is a director and a
                                                            portfolio manager of UBS
                                                            Global AM in the short
                                                            duration fixed income group
                                                            (since October 2001). From
                                                            1995 to 2001 he was a portfolio
                                                            manager at Merrill Lynch
                                                            Investment Managers
                                                            responsible for the management
                                                            of several retail and institutional
                                                            money market funds.
                                                            Mr. Sabatino is a vice president
                                                            of one investment company
                                                            (consisting of five portfolios) for
                                                            which UBS Global AM or one
                                                            of its affiliates serves as
                                                            investment advisor, sub-advisor
                                                            or manager.

Paul H. Schubert*; 40      Vice President     Since 1998    Mr. Schubert is an executive
                            and Treasurer                   director and head of the mutual
                                                            fund finance department of
                                                            UBS Global AM. Mr. Schubert
                                                            is treasurer and principal
                                                            accounting officer of UBS
                                                            Supplementary Trust and of
                                                            three investment companies
                                                            (consisting of 40 portfolios), a
                                                            vice president and treasurer of
                                                            21 investment companies
                                                            (consisting of 42 portfolios),
                                                            treasurer and chief financial
                                                            officer of one investment
                                                            company (consisting of two
                                                            portfolios) for which UBS
                                                            Global AM or one of its
                                                            affiliates serves as investment
                                                            advisor, sub-advisor or manager.

                                             TERM OF OFFICE
                          POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE    WITH THE TRUST     TIME SERVED           DURING PAST 5 YEARS
------------------------ ------------------ --------------- -----------------------------------
Brian M. Storms*; 48          President       Since 2000    Mr. Storms is chief executive
                                                            officer (since July 2002),
                                                            director and president of UBS
                                                            Global AM (since March 1999).
                                                            He is also chief executive officer
                                                            (since July 2002), a member of
                                                            the board of directors and
                                                            president of UBS Global AM
                                                            (Americas) and UBS Global
                                                            Asset Management (New York)
                                                            Inc. ("UBS Global AM (New
                                                            York)") (since October 2001).
                                                            Mr. Storms was chief executive
                                                            officer of UBS Global AM from
                                                            October 2000 to September
                                                            2001 and chief operating officer
                                                            (2001-2002). He was chief
                                                            operating officer of UBS Global
                                                            AM (Americas) and UBS
                                                            Global AM (New York) from
                                                            September 2001 to July 2002.
                                                            He was a director or trustee of
                                                            several investment companies in
                                                            the UBS Family of Funds
                                                            (1999-2001). He was president
                                                            of Prudential Investments
                                                            (1996-1999). Prior to joining
                                                            Prudential Investments he was a
                                                            managing director at Fidelity
                                                            Investments. Mr. Storms is
                                                            president and trustee of UBS
                                                            Supplementary Trust and of
                                                            three investment companies
                                                            (consisting of 40 portfolios) and
                                                            president of 20 investment
                                                            companies (consisting of 41
                                                            portfolios) and trustee and
                                                            chairman of one investment
                                                            company (consisting of two
                                                            portfolios) for which UBS
                                                            Global AM or one of its
                                                            affiliates serves as investment
                                                            advisor, sub-advisor or manager.

                                             TERM OF OFFICE
                          POSITION(S) HELD   AND LENGTH OF        PRINCIPAL OCCUPATION(S)
 NAME, ADDRESS, AND AGE    WITH THE TRUST     TIME SERVED           DURING PAST 5 YEARS
------------------------ ------------------ --------------- ----------------------------------
Keith A. Weller*; 41       Vice President     Since 1998    Mr. Weller is a director and
                            and Assistant                   senior associate general counsel
                              Secretary                     of UBS Global AM. Mr. Weller
                                                            is a vice president and assistant
                                                            secretary of 20 investment
                                                            companies (consisting of 41
                                                            portfolios) for which UBS
                                                            Global AM or one of its
                                                            affiliates serves as investment
                                                            advisor, sub-advisor or manager.


----------

 * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.



                                  COMMITTEES


     The Trust has an Audit and Contract Review Committee and a Nominating Committee. The members of the Audit and Contract Review Committee are the Independent Trustees. Richard Q. Armstrong is chairperson of the Audit and Contract Review Committee. The following Independent Trustees are members of the Nominating Committee: George W. Gowen (chairperson), Morton L. Janklow, Carl W. Schafer and William D. White.

     The Audit and Contract Review Committee is responsible for, among other things: recommending the selection, retention or termination of the auditors; evaluating the independence of the auditors, including with respect to the provision of any consulting services; reviewing with the independent auditors the scope and results of the annual audit; reviewing the fees charged by the auditors for professional services, including any types of non-audit services performed, if any, and whether the non-audit services performed and related fees were consistent with the auditors independence; reporting to the full Board on a regular basis; discussing with the independent auditors any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and making recommendations as it deems necessary or appropriate. The Audit and Contract Review Committee, among other things, reviews the performance by certain service providers of their contracts and arrangements with the fund and recommends to the Board concerning the initial approval and/or continuation of each of the proposed contracts and arrangements and the reasonableness and appropriateness of the proposed fees. During the fiscal year ended December 31, 2002, the Audit and Contract Review Committee held two meetings.

     The Nominating Committee is responsible for, among other things; evaluating and recommending to the Board candidates to be nominated as Independent Trustees of the Board; and reviewing the composition of the Board and the compensation arrangements for each of the Trustees. The Nominating Committee is not required to consider nominees recommended by Fund shareholders. During the fiscal year ended December 31, 2002, the Nominating Committee did not meet.


     INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
             UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                   OR UNDER COMMON CONTROL WITH UBS GLOBAL AM

     As of December 31, 2002, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.



                                  COMPENSATION

     Each board member who is not an "interested person" receives, in the aggregate from UBS funds, an annual retainer of $50,000, and a $10,000 fee for each regular board meeting (and each in-person special board meeting) attended. Each such board member is also entitled to a $2,000 fee for each special telephone meeting attended. The chairperson and vice chairperson of the Audit and Contract Review Committee receives annually $12,500 and $7,500, respectively. The chairperson of the Nominating Committee receives annually $5,000. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment. All board members are reimbursed for any expenses incurred in attending meetings. No officer, director or employee of UBS Global AM or any of its affiliates presently receives any compensation from the funds for acting as a board member or officer.


     The table below includes certain information relating to the compensation of the Trust's current board members and the compensation of those board members from all funds for which UBS Global AM or UBS PaineWebber or one of their affiliates served as investment advisor, sub-advisor or manager during the periods indicated:


                              COMPENSATION TABLE+





                                             AGGREGATE COMPENSATION     TOTAL COMPENSATION FROM
         NAME OF PERSON, POSITION                FROM THE FUNDS*          THE FUND COMPLEX**
-----------------------------------------   ------------------------   ------------------------
Richard Q. Armstrong, Trustee ...........            $3,491                    $111,125
David J. Beaubien, Trustee ..............             3,381                     108,000
Richard R. Burt, Trustee ................             3,381                     108,000
Meyer Feldberg, Trustee .................             3,801                     210,250
George W. Gowen, Trustee ................             3,546                     202,750
William W. Hewitt, Jr., Trustee .........             3,634                     115,500
Morton L. Janklow, Trustee ..............             3,381                     108,000
Frederic V. Malek, Trustee ..............             3,381                     108,000
Carl W. Schafer, Trustee ................             3,381                     108,000
William D. White, Trustee ...............             3,381                     108,000


----------

+ Only independent board members are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the fund.


* Represents total fees paid by the funds to each board member indicated from the fiscal year ended December 31, 2002.


** Represents fees paid during the calendar year ended December 31, 2002 to each board member by: (a) 22 investment companies in the case of Messrs. Armstrong, Beaubien, Burt, Hewitt, Janklow, Malek, Schafer and White; and
      (b) 36 investment companies in the case of Messrs. Feldberg and Gowen for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.



            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     As of April 1, 2003, all trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.


     As of April 1, 2003, no shareholder owned 5% or more of either fund's shares.

                     INVESTMENT ADVISORY, ADMINISTRATION AND
                       PRINCIPAL UNDERWRITING ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as each fund's investment advisor and administrator pursuant to a contract ("Advisory and Administration Contract") under which each fund pays UBS Global AM an annual fee, computed daily and paid monthly, at the rate of 0.20% of average daily net assets. For the fiscal years indicated, the funds paid UBS Global AM the fees indicated below for services provided pursuant to the Advisory and Administration Contract:



                                                                     FISCAL YEARS ENDED
                                                                        DECEMBER 31,
                                                                     ------------------
                                                             2002            2001            2000
                                                             ----            ----            ----
   LIR Premier Money Market Fund* ...................    $4,555,670      $4,411,939      $4,123,640
   LIR Premier Tax-Free Money Market Fund** .........    $  253,120      $  271,714      $  251,640



----------
* UBS Global AM has voluntarily agreed to waive a portion of its management fees to the extent that the fund's total annual fund operating expenses would exceed, on an annual basis, 0.90% of the fund's average daily net assets. The fund has agreed to repay UBS Global AM for any reimbursed expenses if, within three years of such reimbursement, it can do so without causing the fund's expenses in any of these three years to exceed 0.90%. UBS Global AM expects that the waiver will continue indefinitely, although UBS Global AM may modify or discontinue the waiver at any time with 30 days' prior notice to the fund. In any year in which the total annual fund operating expenses exceed 0.90%, the waiver lowers the fund's expense ratio and increases overall return to investors. For the year ended December 31, 2002, the fund repaid UBS Global AM for prior reimbursed expenses in the amount of $181,989.
** UBS Global AM has entered into an expense limitation agreement with the LIR Premier Tax-Free Money Market Fund pursuant to which UBS Global AM will waive or limit its fees until December 31, 2003, such that the total annual fund operating expenses do not exceed 0.68%. In connection with this agreement and certain U.S. tax requirements, UBS Global AM will assume other expenses so that the total annual fund operating expenses (which exclude interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each fund's business, and expenses of any counsel or other persons or services retained by the board of trustees who are not "interested persons" (as defined in the 1940 Act)) do not exceed 0.68%. The fund has agreed to repay UBS Global AM for any reimbursed expenses if, within three years of such reimbursement, it can do so without causing the fund's expenses in any of those three years to exceed 0.68%. For the year ended December 31, 2002, UBS Global AM waived fees in the amount of $235,340.



     Services provided by UBS Global AM under the Advisory and Administration Contract, as discussed below, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.


     Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio reorganized into LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund, respectively, on January 21, 2000. LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund had no investment operations prior to the reorganizations.

     Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by a fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of a fund by UBS Global AM under the contract; (3) expenses of organizing the Trust and each fund; (4) filing fees and expenses relating to the registration and qualification of a fund's shares and the Trust under federal and/or state securities laws and the maintenance of such registration and qualifications; (5) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or UBS Global AM; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the

Trust who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents (including any lending agent); (12) costs of preparing share certificates (if any); (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings of a fund.


     Under the Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from its reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the funds' outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the funds.



APPROVAL OF THE ADVISORY AND ADMINISTRATION CONTRACT


     At the Trust's board meeting held on July 24, 2002, the board members considered and approved the continuance of the Trust's Advisory and Administration Contract with UBS Global AM with respect to the funds. Prior to that meeting, the board's Audit and Contract Review Committee (comprised of the board's independent trustees) ("Committee") also had met to review and discuss the investment advisory and administration services provided to both funds by UBS Global AM. In considering the continuance of the Advisory and Administration Contract the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under the Advisory and Administration Contract and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS Global AM's profitability in managing the funds; the current fees paid by the funds in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds; and the ability of UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract.


     The Committee also evaluated: the performance of each fund in comparison to funds with similar objectives and policies; the relevant investment advisory personnel; the funds compliance with their investment restrictions, as well as tax and reporting requirements; and procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures. Based on its evaluation of these criteria, as well as other factors and considerations, the Committee recommended to the full Board that it approve the continuance of the Advisory and Administration Contract.


     The fund board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the contract. In this regard, the board evaluated UBS Global AM's profitability with respect to the funds, including consideration of the actual dollar amount of fees paid by the funds directly to UBS Global AM, and also the so-called "fall-out benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as an investment adviser to the fund and the Research Services available to UBS Global AM by reason of commissions from other funds. Based on these considerations and the overall quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the contract were fair and reasonable, and the scope and quality of UBS Global AM's services to the funds were consistent with the funds' operational requirements and sufficient to approve the continuance of the Advisory and Administration Contract between the Trust and UBS Global AM with respect to the funds.


     SECURITIES LENDING. During the fiscal years ended December 31, 2002, 2001 and 2000, neither the funds nor their predecessor entities paid (or accrued) any fees to UBS PaineWebber for its services as securities lending agent because the funds did not engage in any securities lending activities.


     PERSONAL TRADING POLICIES. The funds and UBS Global AM have adopted codes of ethics in accordance with rule 17j-1 under the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the funds but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

     PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each fund's shares under a principal underwriting contract with the Trust ("Principal Underwriting Contract"), which requires UBS Global AM to use its best efforts, consistent with its other business, to sell shares of the funds. No separate compensation is payable by either fund to UBS Global AM or its affiliates under the Principal Underwriting Contract. Instead, UBS Global AM or an affiliate shall receive service and distribution fees under the funds' plan of distribution, as described below. Shares of the funds are offered continuously, except that the Trust and UBS Global AM or its affiliates reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time.

     Under a plan of distribution pertaining to each fund's shares adopted by the Trust in the manner prescribed by Rule 12b-1 under the Investment Company Act ("12b-1 Plan"), each fund pays Correspondent Services Corporation ("CSC") a distribution and service fee, accrued daily and payable monthly, at the annual rate of 0.60% of the average daily net assets of each fund. However, CSC has agreed to waive 0.17% of LIR Premier Tax-Free Money Market Fund's Rule 12b-1 fee through December 31, 2002, making the effective rate of this fee 0.43% until then. CSC is a wholly owned subsidiary of UBS PaineWebber.

     CSC uses the amounts that it receives under the 12b-1 Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. CSC may pay these Securities Firms compensation based upon a percentage of the average daily net assets of the fund shares held by their clients. CSC receives no special compensation from either of the funds or investors at the time shares are bought.

     CSC also uses the 12b-1 Plan fee to:

        o Spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares.

        o Offset each fund's marketing costs, such as preparation, printing and distribution of sales literature and advertising to prospective investors and related overhead expenses, such as employee salaries and bonuses.

     The 12b-1 Plan and the related Principal Underwriting Contract for each fund's shares specify that the funds must pay service and distribution fees to CSC for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if CSC's expenses exceed the fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if CSC's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of fees received or accrued through the termination date of the 12b-1 Plan will be CSC's sole responsibility and not that of the funds. Annually, the board reviews the 12b-1 Plan and CSC's corresponding expenses for each fund.

     Among other things, the 12b-1 Plan provides that (1) CSC will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made, (2) the 12b-1 Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreement related to the 12b-1 Plan, acting in person at a meeting called for that purpose, (3) payments by the funds under the 12b-1 Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the funds and (4) while the 12b-1 Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

     Each fund paid (or accrued) the following fees to CSC under the 12b-1 Plan during the fiscal year ended December 31, 2002:





       LIR Premier Money Market Fund ..................       $13,121,042
       LIR Premier Tax-Free Money Market Fund .........    $759,359, of which
                                                          $215,152 was waived



     CSC estimates that it incurred the following shareholder service-related and distribution-related expenses during the fiscal year ended December 31, 2002:




                                                        LIR PREMIER MONEY   LIR PREMIER TAX-FREE MONEY
                                                           MARKET FUND             MARKET FUND
                                                           -----------             -----------
   Marketing and advertising .........................      $3,387,859               $135,916
   Printing of prospectuses and statements of
    additional information to other than current
    shareholders .....................................      $       --               $     --
   Service and distribution fees paid to correspondent
    or other financial services firms ................      $6,785,891               $272,239


     "Marketing and advertising" includes various internal costs allocated by CSC to its efforts at distributing the funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations at CSC.

     In approving the 12b-1 Plan, the board considered all the features of the distribution system, including (1) the reasonableness of CSC's fees, (2) the likelihood that the 12b-1 Plan would facilitate distribution of fund shares,
(3) the advantage to the shareholders of economies of scale resulting from growth in the funds' assets and potential continued growth and other possible benefits to shareholders of the 12b-1 Plan, (4) the services provided to the funds and their shareholders by CSC, (5) the services provided by securities firms pursuant to their clearing or other agreements with CSC, (6) CSC's shareholder service- and distribution-related expenses and costs and (7) the similarity of the 12b-1 Plan to plans of distribution adopted by competitor money market funds.

     With respect to the 12b-1 Plan, the board considered all compensation that CSC would receive under the Plan. The board also considered the benefits that would accrue to CSC under the Plan in that CSC would receive a service and distribution fee that is calculated based upon a percentage of the average net assets of each fund and would increase if the 12b-1 Plan were successful and the funds attained and maintained significant asset levels.


                            PORTFOLIO TRANSACTIONS


     The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. During the fiscal years ended December 31, 2002, 2001 and 2000, neither the funds nor their predecessor entities paid any brokerage commissions; therefore, neither fund has allocated any brokerage transactions for research, analysis, advice and similar services.


     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, UBS Global AM will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid, if no weight was attributed to the services provided by the executing dealer. UBS Global AM may consider the sale of shares of the funds and of the other funds it advises as a factor in the selection of brokers or dealers to effect transactions for the funds, subject to its duty to seek best execution. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.


     During the fiscal years ended December 31, 2002, 2001 and 2000, neither the funds nor their predecessor entities paid any brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis and similar services.


     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by UBS Global AM's in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.

     Investment decisions for a fund and for other investment accounts managed by UBS Global AM are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will benefit the fund.


     As of December 31, 2002, LIR Premier Money Market Fund owned commercial paper and other short-term obligations issued by the following persons who are regular broker-dealers for the fund:




                  ISSUER                        TYPE OF SECURITY           VALUE
                  ------                        ----------------           -----
   General Electric Capital Corp.            Short-term corporate      $15,000,000
                                             obligation
   General Electric Capital International
    Funding Inc.                             Commercial Paper          $29,983,375
   Morgan (J.P.) Chase & Co., Inc.           Commercial Paper          $19,990,250
   Morgan Stanley & Co.                      Commercial Paper          $24,991,625




                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

     Under normal circumstances, the funds' shares may be redeemed by a shareholder's check or through the funds' systematic withdrawal plan. Such a redemption order will be executed at the net asset value next determined after the order is received by UBS Global AM. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

     The transfer agent may modify or terminate the funds' checkwriting service at any time or impose service fees for checkwriting.

     SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in "good form" in accordance with the policies of those service organizations. The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.


                              VALUATION OF SHARES

     Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund's net asset value per share is typically determined once on each Business Day at noon, Eastern time. A "Business Day" means any day on which the offices of State Street Bank and Trust Company, BISYS, UBS Global AM and the relevant correspondent (or other financial services) firm are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

     Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

     In determining the approximate market value of portfolio investments, each fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION


     The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate. All performance shown is that of the funds' predecessors.

     TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

 P(1 + T)(n)   =   ERV
   where: P    =   a hypothetical initial payment of $1,000 to purchase shares
          T    =   average annual total return of shares
         (n)   =   number of years
        ERV    =   ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

     The funds may also advertise other performance data, which may consist of the annual or cumulative return (including short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

     The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.


                          LIR PREMIER MONEY MARKET FUND



Year ended December 31, 2002:
   Standardized Return ..........................................       1.07%

Five Years ended December 31, 2002:
   Standardized Return ..........................................       3.88%

Ten Years ended December 31, 2002:
   Standardized Return ..........................................       4.00%

Inception* to December 31, 2002:
   Standardized Return ..........................................       3.98%


----------
*     The inception date for the predecessor fund is May 20, 1991.


                     LIR PREMIER TAX-FREE MONEY MARKET FUND


Year ended December 31, 2002:
   Standardized Return .........................................       0.78%

Five Years ended December 31, 2002:
   Standardized Return .........................................       2.33%

Inception* to December 31, 2002:
   Standardized Return .........................................       2.44%


----------
*     The inception date for the predecessor fund is October 7, 1996.

     YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. Each fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]--1

     LIR Premier Tax-Free Money Market Fund from time to time also advertises its tax-equivalent yield and tax-equivalent effective yield, also based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the fund's yield that is not tax-exempt, according to the following formula:
                           E
TAX EQUIVALENT YIELD =   (---) + t
                          1-p


  E   =   tax-exempt yield of shares
  p   =   stated income tax rate
  t   =   taxable yield of shares

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.


     The following yields are for the seven-day period ended December 31, 2002:





                                                   YIELD       EFFECTIVE YIELD
                                                   -----       ---------------
LIR Premier Money Market Fund ..............        0.59%*           0.59%
LIR Premier Tax-Free Money Market Fund .....        0.77%*           0.77%


----------

* For the seven-day yields as of December 31, 2002, LIR Premier Tax-Free Money Market Fund's service providers voluntarily waived a portion of their fees. If the service providers had not waived a portion of their fees, the fund's seven-day yields for this period would have been 0.60%.

     The following tax equivalent yields are based, in each case, on the maximum individual federal tax rate (38.6% as of December 31, 2002) and are also for the seven-day period ended December 31, 2002:




                                                     YIELD      EFFECTIVE YIELD
                                                     -----      ---------------
LIR Premier Tax-Free Money Market Fund ........       1.25%           1.25%


     The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since they or their predecessors began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).


     OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and is not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data Inc. ("ICD") or Morningstar, or with the performance of recognized stock and other indexes, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form.


     Each fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes (Registered Trademark) Money Markets.

                                     TAXES


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, a fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain), determined without regard to any deduction for dividends paid, ("Distribution Requirement") plus, in the case of LIR Premier Tax-Free Money Market Fund, its net interest income excludable from gross income under section 103(a) of the Internal Revenue Code, and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to its shareholders.


     If a fund failed to qualify for treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" described in the following paragraph, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


     LIR PREMIER TAX-FREE MONEY MARKET FUND. Dividends paid by LIR Premier Tax-Free Money Market Fund will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if it satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). The fund intends to continue to satisfy this requirement. The aggregate amount annually designated by the fund as exempt-interest dividends may not exceed its interest for the year that is excludable under section 103(a) over certain amounts disallowed as deductions. Dividends from the fund are generally taxable under state and local law.


     Tax-exempt interest attributable to certain PABs (including, in the case of LIR Premier Tax-Free Money Market Fund, a proportionate part of the exempt-interest dividends paid by the fund attributable thereto) is an item of tax preference for purposes of the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether the fund's tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described above in this SAI.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing shares of LIR Premier Tax-Free Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

     Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as LIR Premier Tax-Free Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

     If LIR Premier Tax-Free Money Market Fund invests in any instruments that generate taxable income, under the circumstances described in the discussion of its investment policies above and in the discussion of municipal market discount bonds below, the portion of any fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if the fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

     LIR Premier Tax-Free Money Market Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     OTHER. Dividends from investment company taxable income paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally are subject to a 30% withholding tax, unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Withholding does not apply to a dividend paid to a foreign shareholder that is "effectively connected with the shareholder's conduct of a trade or business within the United States," in which case the withholding requirements applicable to domestic taxpayers apply. Exempt-interest dividends paid by LIR Premier Tax-Free Money Market Fund are not subject to withholding.

     Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (i.e., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.


     TAX-FREE INCOME VS. TAXABLE INCOME-LIR PREMIER TAX-FREE MONEY MARKET FUND. The table below illustrates approximate equivalent taxable and tax-free yields at the 2003 federal individual income tax rates in effect as of January 1, 2003. For example, a couple with taxable income of $90,000 in 2003, or a single individual with annual taxable income of $55,000 in 2003, whose investments earn a 3% tax-free yield, would have to earn a 4.11% taxable yield to receive the same benefit.

                     FEDERAL TAXABLE VS. TAX-FREE YIELDS*




            TAXABLE INCOME (000'S)                                                    A TAX-FREE YIELD OF
----------------------------------------------                   --------------------------------------------------------------
                                                                    3.00%        4.00%        5.00%        6.00%        7.00%
                                                                    -----        -----        -----        -----        -----
                                                    FEDERAL
       SINGLE                   JOINT                 TAX
       RETURN                   RETURN            BRACKET**(A)            IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
-------------------------------------------------------------------------------------------------------------------------------
Up to $28,400***       Up to $47,450***                 15%          3.53%        4.71%        5.88%        7.06%        8.24%
Over $28,400 but       Over $47,450 but
 not over $68,800      not over $114,650                27%          4.11%        5.48%        6.85%        8.22%        9.59%
Over $68,800 but       Over $114,650
 not over $143,500     but not over $174,700            30%          4.29%        5.71%        7.14%        8.57%       10.00%
Over $143,500 but      Over $174,700
 not over $311,950     but not over $311,950            35%          4.62%        6.15%        7.69%        9.23%       10.77%
Over $311,950          Over $311,950                  38.6%          4.89%        6.51%        8.14%        9.77%       11.40%



----------

  * The yields listed are for illustration only and are not necessarily representative of LIR Premier Tax-Free Money Market Fund's yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax; however, some of its investments may generate taxable income. Certain simplifying assumptions have been made. Any particular taxpayer's rate may differ. The rates reflect the highest tax bracket within each range of income listed. The figures set forth above do not reflect the AMT, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions.


 ** These federal tax rates do not take into account the effect of the phase out of itemized deductions and personal exemptions. They represent tax-equivalent yield taking Federal income tax into account only. Any potential impact at the state income tax level has not been included.
      Source: Federal tax rates are from The Economic Growth and Tax Relief Reconciliation Act of 2001, Pub. L. 107-16, 115 Stat. 38, as modified by Revenue Procedure 2002-70.

*** A new tax bracket of 10% has been created for a portion of the taxable income currently taxed at 15%. It applies to the first $6,000 of income for single individuals, $10,000 of income for heads of households, $7,000 for single filers and $14,000 for married couples filing jointly.


                                    TAX RATES



          2003               27%        30%        35%         38.6%
       2004-2005             26%        29%        34%         37.6%
    2006 and beyond          25%        28%        33%           35%



                                OTHER INFORMATION


     DELAWARE STATUTORY TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a statutory corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of a shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which UBS Global AM believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of that fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

     PRIOR NAMES. Prior to April 8, 2002, the name of the Trust was "Brinson Money Series." Prior to May 10, 2001, the name of the Trust was "Mitchell Hutchins LIR Money Series." Prior to July 28, 1999, the name of the Trust was "Mitchell Hutchins Institutional Series."

     VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

     The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 10% of the Trust's outstanding shares.

     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the funds. BISYS, located at 3435 Stelzer Road, Columbus, OH 43219, serves as the funds' transfer and dividend disbursing agent.


     COUNSEL. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the funds. Dechert LLP also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, N.Y. 10019, serves as independent counsel to the Independent Trustees.


     AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as independent auditors for the funds.


                              FINANCIAL STATEMENTS


     The fund's Annual Report to Shareholders for the fiscal year ended December 31, 2002 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.



                              -------------------




































(Copyright)  2003 UBS Global Asset Management (US) Inc.
All rights reserved.







LIR PREMIER MONEY
MARKET FUND

LIR PREMIER TAX-FREE
MONEY MARKET FUND






   ------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION



                                        MAY 1, 2003


   ------------------------------------------------------------------------

PART C. OTHER INFORMATION

Item 23. Exhibits


(1)       (a)     Trust Instrument (1)

          (b)     Amendment to Trust Instrument effective July 28, 1999(2)

          (c)     Amendment to Trust Instrument effective May 9, 2001(3)

          (d)     Certificate of Amendment effective May 16, 2001(3)

          (e)     Certificate of Amendment effective April 8, 2002(4)

(2)       (a)     By-Laws(1)

          (b)     Certificate of Amendment dated December 19, 2001(4)

          (c)     Certificate of Amendment dated February 15, 2002(4)

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest(5)


(4)       (a)     Investment Advisory and Administration Contract for UBS Select
                  Money Market Fund(2)

          (b) Investment Advisory and Administrator Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund(6)

          (c) Investment Advisory and Administration Contract for UBS Cash Reserves Fund(7)

          (d) Investment Advisory and Administration Contract for UBS Liquid Assets Fund(7)

(5)       (a)     Principal Underwriting Contract for UBS Select Money Market
                  Fund(3)

          (b) Principal Underwriting Contract for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund(3)

          (c) Distribution Contract for UBS Cash Reserves Fund and UBS Liquid Assets Fund (7)

          (d) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS PaineWebber Inc. with respect to UBS Select Money Market Fund(3)

          (e) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS Warburg LLC with respect to UBS Select Money Market Fund(3)

          (f) Dealer Agreement between UBS Global Asset Management (US) Inc. and UBS PaineWebber Inc. with respect to UBS Cash Reserves Fund and UBS Liquid Assets Fund(7)


(6)       Bonus, profit sharing or pension plans - none

(7)       (a)     Custodian Contract with State Street Bank and Trust Company for UBS Cash Reserves Fund and UBS Liquid Assets Fund(7)

          (b) Letter Agreement making Custody Contract with State Street Bank and Trust Company for UBS Cash Reserves Fund and UBS Liquid Assets Fund applicable to UBS Select Money Market Fund(8)

          (c) Letter Agreement making Custody Contract with State Street Bank and Trust Company for UBS Cash Reserves Fund and UBS Liquid Assets Fund applicable to LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund(4)

(8)       (a)     (i)      Transfer Agency Agreement for UBS Select Money Market
                           Fund(2)

                  (ii) Transfer Agency Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund(6)

                  (iii) Transfer Agency and Related Services Agreement for UBS Cash Reserves Fund(3)

                  (iv) Transfer Agency and Related Services Agreement for UBS Liquid Assets Fund(3)

                  (v) Amendment No. 1 to Transfer Agency Agreement for UBS Select Money Market Fund(8)

          (b) Form of Shareholder Service Plan and Agreement for UBS Select Money Market Fund(3)

(9)       Opinion and Consent of Counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors (filed herewith)


(11)      Omitted Financial Statements - none


(12)      Letter of Investment Intent(1)

(13)      (a)     Plan of Distribution pursuant to Rule 12b-1 for LIR Premier
                  Money Market Fund and LIR Premier Tax-Free Money Market
                  Fund(6)

          (b) Plan Agreement for LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund(6)


(14)      Plan Pursuant to Rule 18f-3 with respect to UBS Select Money Market
          Fund (3)

(15)      Code of Ethics for Registrant and UBS Global Asset Management (US)
          Inc.(4)


------------

(1) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed July 29, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed September 1, 1999.

(3) Incorporated by reference from Post-Effective Amendment No. 10 to the registration statement of Brinson Money Series, SEC File No. 333-52965, filed August 29, 2001.

(4) Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement of UBS Money Series, SEC File No. 333-52965, filed April 30, 2002.

(5) Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.

(6) Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed April 28, 2000.

(7) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed August 25, 2000.

(8) Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement of Mitchell Hutchins LIR Money Series, SEC File No. 333-52965, filed April 12, 2001.


Item 24.  Persons Controlled by or under Common Control with Registrant

          None.

Item 25.  Indemnification


         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer;

provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.


         Additionally, Section 1 of Article IX of the Trust Instrument, "Limitation of Liability," provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or by any officer, agent, employee, investment advisor or independent contractor of the Registrant.

         Section 9 of each Investment Advisory and Administration Contract ("Advisory and Administration Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM") provides that UBS Global AM shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series ("Fund") of the Registrant in connection with the matters to which the Advisory and Administration Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory and Administration Contract. Section 10 or 11 of each Advisory and Administration Contract provides that the trustees shall not be liable for any obligations of the Registrant or any series under the Advisory and Administration Contract and that UBS Global AM shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

         Section 9 of each Principal Underwriting Contract or Distribution Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended (the "1933 Act"). Section 9 of each Principal Underwriting Contract or Distribution Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting or Distribution Contract. Section 15 of each Principal Underwriting Contract and
Section 10 of the Distribution Contract contains provisions similar to Section 10 or 11 or the Investment Advisory and Administration Contracts with respect to UBS Global AM.


         Section 9 of each Dealer Agreement contains provisions similar to those of Section 9 of the Principal Underwriting Contract or Distribution Contract with respect to the applicable dealer.


         Insofar as indemnification for liabilities arising under the 1933 Act may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor


         UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the SEC (registration number 801-13219) and is incorporated herein by reference.


Item 27.  Principal Underwriters

(a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:


         FRESCO INDEX SHARES FUNDS
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
         LIQUID INSTITUTIONAL RESERVES
         MANAGED HIGH YIELD PLUS FUND INC.
         STRATEGIC GLOBAL INCOME FUND, INC.
         UBS FINANCIAL SERVICES FUND INC.
         UBS INDEX TRUST
         UBS INVESTMENT TRUST
         UBS MANAGED INVESTMENTS TRUST
         UBS MASTER SERIES, INC.
         UBS PACE SELECT ADVISORS TRUST
         UBS PAINEWEBBER CASHFUND, INC.
         UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
         UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
         UBS PAINEWEBBER RMA MONEY FUND, INC.
         UBS PAINEWEBBER RMA TAX-FREE FUND, INC.
         UBS SECURITIES TRUST
         UBS SERIES TRUST

(b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their Principal business addresses, and their positions and offices with UBS Global AM are identified in its Form ADV, and such information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as trustees or officers of the Registrant.




                             Position(s) Held
Name and Address             with Registrant             Positions and Offices With Underwriter
----------------             ---------------             --------------------------------------
Debbie Baggett*              Vice President              Director and Portfolio Manager of UBS Global AM

Thomas Disbrow*              Vice President and          Director and a Senior Manager of the Mutual Fund
                             Assistant Treasurer         Finance Department of UBS Global AM

Amy R. Doberman*             Vice President and          Managing Director and General Counsel of UBS Global AM
                             Secretary


                             Position(s) Held
Name and Address             with Registrant             Positions and Offices With Underwriter
----------------             ---------------             --------------------------------------
Kris L. Dorr*                Vice President              Director and a Portfolio Manager in the Short-Term Strategies Group of
                                                         UBS Global AM.

Elbridge T. Gerry III*       Vice President              Managing Director and Chief Investment Officer-Fixed Income of UBS Global
                                                         AM

David M. Goldenberg*         Vice President and          Executive Director & Deputy General Counsel of UBS Global AM
                             Assistant Secretary

Kevin J. Mahoney*            Vice President and          Director  and a Senior  Manager of the Mutual Fund
                             Assistant Treasurer         Finance Department of UBS Global AM
Michael H. Markowitz**       Vice President              Executive Director,  Portfolio Manager and Head of U.S. Short Duration
                                                         Fixed Income of UBS Global AM
Susan P. Ryan*               Vice President              Executive Director and a Portfolio Manager of UBS Global AM
Robert Sabatino**            Vice President              Associate Director and a Portfolio Manager of UBS Global AM in the Short
                                                         Duration Fixed Income Group
Paul H. Schubert*            Vice President and          Executive Director  and Head of the Mutual Fund
                             Treasurer                   Finance Department of UBS Global AM
Brian M. Storms*             President                   Chief  Operating Officer and President of UBS Global AM
Keith A. Weller*             Vice President and          Director and Senior Associate General Counsel of UBS Global AM
                             Assistant Secretary

----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

(c)       None

Item 28. Location of Accounts and Records


         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment advisor and administrator. UBS Global AM, at 51 West 52nd Street, New York, New York 10019-6114 and One North Wacker Drive, Chicago, Illinois 60606. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29. Management Services

         Not applicable.

Item 30. Undertakings


         None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on April 29, 2003.


                                       UBS MONEY SERIES


                                       By: /s/ David M. Goldenberg
                                       David M. Goldenberg
                                       Vice President and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                            Title                      Date
---------                            -----                      ----
  /s/  Margo N. Alexander            Trustee                    April 29, 2003
------------------------------
Margo N. Alexander*

  /s/  Richard Q. Armstrong          Trustee                    April 29, 2003
---------------------------
Richard Q. Armstrong*

  /s/  David J. Beaubien             Trustee                    April 29, 2003
------------------------
David J. Beaubien*

  /s/  E. Garrett Bewkes, Jr.        Trustee and Chairman       April 29, 2003
-----------------------------        of the Board of Trustees
E. Garrett Bewkes, Jr.*

  /s/  Richard R. Burt               Trustee                    April 29, 2003
----------------------
Richard R. Burt*

  /s/  Meyer Feldberg                Trustee                    April 29, 2003
---------------------
Meyer Feldberg*

  /s/  George W. Gowen               Trustee                    April 29, 2003
----------------------
George W. Gowen*

  /s/  William W. Hewitt, Jr.        Trustee                    April 29, 2003
-----------------------------
William W. Hewitt, Jr.*

  /s/  Morton Janklow                Trustee                    April 29, 2003
---------------------
Morton Janklow*

                                        C-6


/s/  Frederic V. Malek               Trustee                    April 29, 2003
----------------------
Frederic V. Malek**

  /s/  Carl W. Schafer               Trustee                    April 29, 2003
----------------------
Carl W. Schafer*

  /s/  William D. White              Trustee                    April 29, 2003
-----------------------
William D. White*

  /s/  Brian M. Storms               President                  April 29, 2003
----------------------
Brian M. Storms***

  /s/  Paul H. Schubert              Vice President and         April 29, 2003
-----------------------              Treasurer
Paul H. Schubert






* Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed September 28, 2001.

** Signature affixed by Ethan D. Corey pursuant to Power of Attorney dated September 20, 2001 and incorporated by reference from Post Effective Amendment No. 7 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed October 31, 2001.

*** Signatures affixed by Ethan D. Corey pursuant to Powers of Attorney dated September 25, 2001 and incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of Brinson Index Trust, SEC File No. 333-27917, filed September 28, 2001.

                                UBS MONEY SERIES

                                  EXHIBIT INDEX



Exhibit
Number
-------

(9)  Opinion and Consent of Counsel
(10) Other opinions, appraisals, rulings and consents: Consent of Independent Auditors



                                      C-8